Consolidated Balance Sheets $ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Assets
Holding company cash and investments (including assets pledged for derivative obligations - $104.6; December 31, 2021 - $111.0)	$ 1,345.8	$ 1,478.3
Insurance contract receivables	7,907.5	6,883.2
Portfolio investments
Subsidiary cash and short term investments (including restricted cash and cash equivalents - $854.4; December 31, 2021 - $1,246.4)	9,368.2	21,799.5
Bonds (cost $29,534.4; December 31, 2021 - $13,836.3)	28,578.5	14,091.2
Preferred stocks (cost $808.3; December 31, 2021 - $576.6)	2,338.0	2,405.9
Common stocks (cost $5,162.6; December 31, 2021 - $4,717.2)	5,124.3	5,468.9
Investments in associates (fair value $6,772.9; December 31, 2021 - $5,671.9)	6,091.3	4,755.1
Derivatives and other invested assets (cost $869.8; December 31, 2021 - $888.2)	828.5	991.2
Assets pledged for derivative obligations (cost $52.4; December 31, 2021 - $119.6)	51.3	119.6
Fairfax India cash, portfolio investments and associates (fair value $3,079.6; December 31, 2021 - $3,336.4)	1,942.8	2,066.0
Total portfolio investments	54,322.9	51,697.4
Deferred premium acquisition costs	2,170.3	1,924.1
Recoverable from reinsurers (including recoverables on paid losses - $1,454.2; December 31, 2021 - $884.3)	13,115.8	12,090.5
Deferred income tax assets	492.1	522.4
Goodwill and intangible assets	5,689.0	5,928.2
Other assets	7,081.7	6,121.3
Total assets	92,125.1	86,645.4
Liabilities
Accounts payable and accrued liabilities	5,215.2	4,985.4
Derivative obligations (including at the holding company - $19.4; December 31, 2021 - $32.1)	191.0	152.9
Deferred income tax liabilities	496.7	598.8
Insurance contract payables	5,061.9	4,493.5
Insurance contract liabilities	52,199.6	47,346.5
Borrowings	8,624.9	7,753.0
Total liabilities	71,789.3	65,330.1
Equity
Shareholders' equity attributable to shareholders of Fairfax	16,676.2	16,385.1
Non-controlling interests	3,659.6	4,930.2
Total equity	20,335.8	21,315.3
Total liabilities and total equity	92,125.1	86,645.4
Common shares
Equity
Equity in stock	15,340.7	15,049.6
Preferred shares
Equity
Equity in stock	1,335.5	1,335.5
Holding company and insurance and reinsurance companies
Liabilities
Borrowings	6,621.0	6,129.3
Non-insurance companies
Liabilities
Borrowings	$ 2,003.9	$ 1,623.7